Earnings Per Share - Reconciliation of Information Used to Compute Basic and Diluted EPS (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to common shareholders	$ 1,508	$ 1,155	$ 765
Less: preferred stock dividends declared	2	2	2
Net income available to Howmet Aerospace common shareholders - basic	1,506	1,153	763
Net income available to Howmet Aerospace common shareholders - diluted	$ 1,506	$ 1,153	$ 763
Average shares outstanding - basic (in shares)	404	408	412
Effect of dilutive securities:
Stock and performance awards (in shares)	2	2	4
Average shares outstanding - diluted (in shares)	406	410	416